Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 210,000	$ 377,000
Net loss (gain)	[1],[2]	55,000	(1,024,000)	$ 9,000
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation		521,000	621,000	666,000
Expected return on plan assets		(690,000)	(793,000)	(795,000)
Settlement loss		210,000	377,000
Recognized net actuarial loss		129,000	207,000	248,000
Net periodic benefit cost		170,000	412,000	119,000
Net loss (gain)		(449,000)	117,000	173,000
Amortization of net loss		(435,000)	(584,000)	(248,000)
Total recognized in other comprehensive loss (income)		(884,000)	(467,000)	(75,000)
Total recognized in net periodic benefit cost and other comprehensive loss (income)		$ (714,000)	$ (55,000)	$ 44,000

[1]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.